Note 10 Derivatives by type of risk and by product or by type of market (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	€ 34,293	€ 39,908	[1]	€ 30,933
Derivative financial liabilities held for trading	33,045	37,909	[1]	31,705
Interest rate risk [member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	15,251	19,563		15,782
Derivative financial liabilities held for trading	13,171	18,220		15,615
Notional amount	4,741,629	4,286,531		3,902,760
Interest rate risk [member] | OTC Options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	15,248	19,558		15,774
Derivative financial liabilities held for trading	13,167	18,215		15,610
Notional amount	4,722,314	4,278,249		3,884,561
Interest rate risk [member] | Organized market options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	3	5		8
Derivative financial liabilities held for trading	4	5		5
Notional amount	19,315	8,282		18,199
Equity instruments risk [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	2,587	3,067		2,802
Derivative financial liabilities held for trading	3,723	3,770		4,123
Notional amount	70,804	76,749		72,656
Equity instruments risk [Member] | OTC Options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	1,212	1,810		775
Derivative financial liabilities held for trading	2,551	2,127		1,930
Notional amount	49,038	52,739		48,695
Equity instruments risk [Member] | Organized market options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	1,375	1,257		2,028
Derivative financial liabilities held for trading	1,172	1,643		2,192
Notional amount	21,767	24,010		23,962
Foreign exchange and gold risk [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	15,911	16,971		12,104
Derivative financial liabilities held for trading	15,608	15,528		11,471
Notional amount	632,780	589,705		533,395
Foreign exchange and gold risk [Member] | OTC Options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	15,889	16,954		12,090
Derivative financial liabilities held for trading	15,590	15,505		11,445
Notional amount	623,203	580,850		526,590
Foreign exchange and gold risk [Member] | Organized market options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	22	17		14
Derivative financial liabilities held for trading	18	23		26
Notional amount	9,577	8,855		6,805
Credit risk [member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	543	299		236
Derivative financial liabilities held for trading	542	383		490
Notional amount	31,478	43,450		19,937
Credit risk [member] | Credit default swap contract [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	540	293		236
Derivative financial liabilities held for trading	528	282		254
Notional amount	29,844	41,760		18,121
Credit risk [member] | Credit spread option contract [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	0	0		0
Derivative financial liabilities held for trading	0	0		0
Notional amount	0	0		0
Credit risk [member] | Total return swap contract [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	3	7		0
Derivative financial liabilities held for trading	14	101		236
Notional amount	1,475	1,665		1,815
Credit risk [member] | Other [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	0	0		0
Derivative financial liabilities held for trading	0	0		0
Notional amount	159	25		0
Commodities risk [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	1	9		8
Derivative financial liabilities held for trading	1	8		7
Notional amount	169	60		149
Derivatives [member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	34,293	39,908		30,933
Derivative financial liabilities held for trading	33,045	37,909		31,705
Notional amount	5,476,860	4,996,495		4,528,897
Derivatives [member] | Of which OTC credit institutions [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	23,998	28,385		21,069
Derivative financial liabilities held for trading	23,977	26,454		22,488
Notional amount	1,463,433	1,205,895		1,073,921
Derivatives [member] | Of which OTC other financial corporations [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	5,042	5,745		3,300
Derivative financial liabilities held for trading	4,412	4,493		3,075
Notional amount	3,815,162	3,587,546		3,257,382
Derivatives [member] | Of which OTC other [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	3,854	4,501		4,514
Derivative financial liabilities held for trading	3,461	5,290		3,919
Notional amount	€ 147,310	€ 161,882		€ 148,629

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).